Trend Aggregation Dividend and Income Fund

Trend Aggregation Growth Fund

Each a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Trend Aggregation Dividend and Income Fund and Trend Aggregation Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on April 19, 2018, (SEC Accession No. 0001580642-18-002127).